SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value of financial instruments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of the convertible loans	¥ 15	$ 2	¥ 27,859